Schedule of components of the net deferred tax asset or deferred tax liability (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Subsequent Events [Abstract]
Property Plant Equipment and Intangible Assets			$ 601	$ 916
Reserves and Deferred Charges			718
Lease Liability			2,352	1,525
Others			550	553
Net Capital Losses			743
Net Operating Losses			9,641	3,898
Subtotal			14,605	6,892
Less: Valuation Allowance			(10,937)	(3,254)	$ (1,333)
Total net DTAs			3,668	3,638
Property Plant Equipment and Intangible Assets			(2,860)	(4,258)
Right of Use Asset			(2,309)	(1,699)
Total DTLs			(5,169)	(5,957)
Total			(1,501)	(2,318)
Deferred tax asset	$ 369	$ 150	203	27
Deferred tax liability		$ (1,261)	$ (1,704)	$ (2,345)